Debt (Details) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 14, 2024	Apr. 30, 2023	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Debt [Line Items]
Borrowed amount					$ 1,300,000
Future equity obligations			$ 25,000		25,000	$ 25,000
Valuation capital		$ 50,000,000
Discount percentage of valuation capital		25.00%
Fair value of safe			25,000		25,000	25,000
Proceeds from line of credit				$ 1,300,000	1,300,000	$ 2,442,854
SAFE [Member]
Debt [Line Items]
Future equity obligations		$ 25,000
Future qualified financing			$ 10,000,000		$ 10,000,000
Line of Credit [Member]
Debt [Line Items]
Percentage of deposit plus			1.50%		1.50%
Percentage of per annum			5.905%		5.905%
Principal amount	$ 2,000,000
Loan matured	Mar. 14, 2026